Convertible Preferred Stock, March 2021 Financing (Details) - Series B preferred stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Convertible preferred stock, original issue prices		$ 0.300	$ 0.300
March 2021 Financing
Convertible Preferred Stock
Proceeds, net of issuance costs	$ 10,907
Number of shares sold	36,666,673
Convertible preferred stock, original issue prices	$ 0.30
Convertible notes value converted	$ 49,118
Shares issued upon conversion of notes	163,726,121